Warrants (Details 1)	3 Months Ended
Feb. 28, 2019 shares
Outstanding, Beginning	26,533,624
Issued	0
Exercised	0
Expired	(2,643,334)
Outstanding, Ending	23,890,290
March 2013 Warrants [Member]
Outstanding, Beginning	149,174
Issued	0
Exercised	0
Expired	0
Outstanding, Ending	149,174
July 2013 Warrants [Member]
Outstanding, Beginning	87,000
Issued	0
Exercised	0
Expired	0
Outstanding, Ending	87,000
June 2016 Warrants [Member]
Outstanding, Beginning	277,478
Issued	0
Exercised	0
Expired	0
Outstanding, Ending	277,478
October 2017 Warrants [Member]
Outstanding, Beginning	181,818
Issued	0
Exercised	0
Expired	0
Outstanding, Ending	181,818
October 2017 Placement Agent Warrants [Member]
Outstanding, Beginning	18,181
Issued	0
Exercised	0
Expired	0
Outstanding, Ending	18,181
March 2018 Warrants [Member]
Outstanding, Beginning	441,666
Issued	0
Exercised	0
Expired	0
Outstanding, Ending	441,666
March 2018 Placement Agent Warrants [Member]
Outstanding, Beginning	44,166
Issued	0
Exercised	0
Expired	0
Outstanding, Ending	44,166
2018 Firm Warrants [Member]
Outstanding, Beginning	20,000,000
Issued	0
Exercised	0
Expired	0
Outstanding, Ending	20,000,000
2018 Pre-Funded Warrants [Member]
Outstanding, Beginning	4,410,001
Issued	0
Exercised	0
Expired	(2,643,334)
Outstanding, Ending	1,766,667
October 2018 Placement Agent Warrants [Member]
Outstanding, Beginning	1,160,314
Issued	0
Exercised	0
Expired	0
Outstanding, Ending	1,160,314